Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 10, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective March 10, 2021, Shelter Growth Capital Partners LLC (“Shelter Growth”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Shelter Growth have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Shelter Growth in the Fund’s Prospectus are hereby removed.

Removal of Portfolio Manager

Gideon Berger no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Raymond Chan, Min Htoo, Robert Jordan, Ian Morris, Stephen Sullens, and Alberto Santulin, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Gideon Berger in the Fund’s Prospectus are removed.

Renaming of Sub-Adviser

GSO / Blackstone Debt Funds Management LLC (“GSO DFM”) has been renamed Blackstone Liquid Credit Strategies LLC (“BX LCS”). In connection with this change, effective immediately, all references to GSO DFM in the Fund’s Prospectus are amended to reference BX LCS.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 10, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective March 10, 2021, Shelter Growth Capital Partners LLC (“Shelter Growth”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Shelter Growth have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Shelter Growth in the Fund’s Statement of Additional Information are hereby removed.

Renaming of Sub-Adviser

GSO / Blackstone Debt Funds Management LLC (“GSO DFM”) was renamed Blackstone Liquid Credit Strategies LLC (“BX LCS”). In connection with this change, effective immediately, all references to GSO DFM in the Fund’s Statement of Additional Information are amended to reference BX LCS.

Officers:

Effective immediately, the “Officers” table in the “Management—Board of Trustees Composition and Fund Leadership Structure” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office1 and Length of Time Served	Principal Occupation(s) During Past 5 Years
Hannah Ellis (1981)	Treasurer (Principal Financial and Accounting Officer)	February 2021 – Present	Managing Director,[2] Blackstone (2021 – Present); Principal, Blackstone (2019 – 2020); Vice President, Blackstone (2016 – 2018)

Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 – Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)

James Hannigan (1983)	Chief Compliance Officer and Chief Legal Officer	Chief Compliance Officer (August 2016 – Present); Chief Legal Officer (March 2015 – Present); Anti-Money Laundering Officer (August 2016 – September 2018)	Chief Compliance Officer, BAIA (2021 – Present); Managing Director,[2] Blackstone (2018 – Present); Vice President, Blackstone (2014 – 2017)

Charmagne Kukulka (1989)	Secretary	February 2021 – Present Interim Secretary (March 2020 – February 2021)	Associate, Blackstone (2020-Present); Analyst, Blackstone (2015 – 2019)

Sherilene Sibadan (1976)	Anti-Money Laundering Officer	July 2019 – Present	Senior Vice President, Blackstone (2016 – Present); Vice President, Blackstone (2013 – 2016)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.

Removal of Portfolio Manager

Gideon Berger no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Raymond Chan, Min Htoo, Robert Jordan, Ian Morris, Stephen Sullens, and Alberto Santulin, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Gideon Berger in the Fund’s Statement of Additional Information are removed.

Update on Middle- and Back-Office Services

The last paragraph in the “Management—Potential Conflicts of Interest—Middle- and Back-Office Services” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Since the Fund’s inception, it has used various pricing services, including Thompson Reuters, to value portfolio investments and determine the net asset value of the Fund’s shares. On October 1, 2018, a consortium led by Blackstone announced that private equity funds managed by Blackstone had completed an acquisition of Thomson Reuters’ Financial & Risk business, now known as Refinitiv. On January 29, 2021, the Blackstone-led consortium closed a transaction selling Refinitiv to the London Stock Exchange Group (“LSEG”) in an all share transaction. Blackstone’s interest in LSEG is subject to a lock-up that releases shares to be sold over a five-year period.

Shareholders should retain this Supplement for future reference.